Cover	Jun. 23, 2023
Statement [Line Items]
Document Type	8-K
Document Period End Date	Jun. 23, 2023
Entity Registrant Name	INTUITIVE MACHINES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40823
Entity Tax Identification Number	36-5056189
Entity Address, Address Line One	3700 Bay Area Blvd, Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77058
City Area Code	(281)
Local Phone Number	520-3703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001844452
Amendment Flag	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Statement [Line Items]
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	LUNR
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Statement [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A Common stock, each at an exercise price of $11.50 per share
Trading Symbol	LUNRW
Security Exchange Name	NASDAQ